Document and Entity Information	0 Months Ended
Nov. 01, 2013
Risk/Return:
Document Type	497
Document Period End Date	Nov. 01, 2013
Registrant Name	NEUBERGER BERMAN ALTERNATIVE FUNDS
Central Index Key	0001317474
Amendment Flag	false
Document Creation Date	Nov. 01, 2013
Document Effective Date	Nov. 01, 2013
Prospectus Date	Nov. 01, 2013